Restricted cash	12 Months Ended
Dec. 31, 2020
Restricted cash
Restricted cash

22          Restricted cash

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Pledged bank deposits	3,367,396	2,248,938
Accrued interest	71,727	29,561
Time deposits with initial terms over three months	1,166	2,000
	3,440,289	2,280,499

As at December 31, 2019, RMB3,263,466,000  (USD467,800,000) of the bank deposits were pledged for short-term borrowings of the Group with weighted average interest rate of 3.16% per annum, RMB102,201,000 (USD14,650,000) were pledged for currency swaps, and RMB1,729,000 was pledged for business guarantee.

As at December 31, 2020, RMB2,108,848,000 (USD323,200,000) of the bank deposits were pledged for short‑term borrowings of the Group with weighted average interest rate of 2.04% per annum, RMB136,372,000 (USD20,900,000) were pledged for currency swaps, and RMB3,718,000 was pledged for business guarantee.